Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Operating income		$ 1,210	$ 202	$ 756
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating income	[1]	863	105	578
Asia [Member]
Disclosure of geographical areas [Line Items]
Operating income		179	64	59
South America [Member]
Disclosure of geographical areas [Line Items]
Operating income	[2]	95	35	19
North America [Member]
Disclosure of geographical areas [Line Items]
Operating income		71	47	61
Europe [Member]
Disclosure of geographical areas [Line Items]
Operating income	[1]	7	(50)	32
Others [Member]
Disclosure of geographical areas [Line Items]
Operating income		4	4	3
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating income		$ (9)	$ (3)	$ 4

[1]	Israel operating income for 2020 includes a loss of $274 million resulting from impairments and the initiation of efficiency initiatives and measures. For further information, see Note 1B.
[2]	South America operating income for 2021 includes $51 million resulting from the operations of Agro Fertilaqua Participações S.A., and ADS which were acquired during the year. For additional information see Note 8B.